DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

HUAHUI EDUCATION GROUP LIMITED, formerly DUONAS CORP. (“HHEG Nevada” or “the Nevada Company”) was incorporated in the State of Nevada on September 19, 2014 to start business operations concerned with production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent sales thereof.

A change of control took place on November 2, 2017 upon the sale of 2,000,000 shares of Nevada Company common stock by Vladyslav Beinars to Zhongpeng Chen, Shuiyu Zhong, Xihan Huang, Meihua Zhuang, Peina Huang, Yanru He, Yin Ao, Zhanpeng Fang, Liming Huang, Chuhong Huang, Xiaodong Du, Qiaohong Xie, Lizhen Huang, Liyu Zhang, Chuhua Chen, Meina Xie, Meiyun Wang, Ning Xie, Lirong Zhang, Chan Li, Qiongju Ou, Xijuan Huang, Yihao Chen, Huilin Chen, Yulan Chen, Yixiong Chen, Qixia Yao, Baoquan Huang, Wei Xiong, Changli Huang and Wu Lin. In connection with the transaction, Vladyslav Beinars released the Nevada Company from all debts owed.

Through October 22, 2017, the Nevada Company’s primary business activity was the production of decorative items made from concrete. Subsequently, the Nevada Company’s operations were restructured by the new investor group. As such, at December 31, 2018, the Nevada Company accounted for the related assets, liabilities and results of operations up to October 22, 2017 as a discontinued operation.

On February 22, 2019, the Nevada Company completed the process of redomiciling to the Cayman Islands. The Board of Directors established a wholly owned subsidiary in the Cayman Islands named HUAHUI EDUCATION GROUP LIMITED (“HHEG Cayman” or the “Company”), and merged the Nevada Company into HHEG Cayman, with HHEG Cayman as the surviving company. There was no change in the number of outstanding shares of Common Stock of the Nevada Company and each share of such Common Stock was converted into one ordinary share of HHEG Cayman.

On July 2, 2019, the Company’s Board of Directors unanimously approved changing the Company’s accounting fiscal year end from June 30 to December 31.

On July 3, 2019, HHEG Cayman closed on a share exchange (the “Share Exchange”) with HUAHUI GROUP STOCK LTD (“HGSL”), a Seychelles company limited by shares, and HUAHUI GROUP (HK) CO., LTD (“HGHK”), a company with limited liability formed under the laws of Hong Kong and a wholly owned subsidiary of HGSL. As a result, HGHK is now a wholly owned subsidiary of the Company. Under the Share Exchange Agreement , the Company issued a total of 300,000,000 of its ordinary shares to the HGSL Shareholders in exchange for 100% of the Common Stock of HGSL. After the closing, the HGSL Shareholders owned approximately 99.1% of the Company’s outstanding shares and the former shareholders of the Company owned approximately 0.9%. Mr. Zihua Wu, the former sole officer and director of the Company, resigned from all positions with the Company immediately before the closing of the Share Exchange and Mr. Junze Zhang was appointed as the Company’s President, Chief Executive Officer, Chief Financial Officer and Secretary, as well as a director and Mr. Zhongpeng Chen was appointed a director of the Company. As a result of the Share Exchange, HGSL became a wholly owned subsidiary of the Company and ZHONGDEHUI (SZ) DEVELOPMENT CO., LTD (“ZDSE”), HGSL’s indirect, wholly-owned subsidiary, became the Company’s sole operational business. Consequently, the Company believes that the Share Exchange caused the Company to cease to be a shell company.

ZDSE was incorporated as a limited company in the Peoples’ Republic of China (the “PRC”) on January 19, 2016. ZDSE is a professional management coaching organization engaged in researching, developing and applying methods for helping individuals to improve their personal and professional leadership skills and effectiveness. ZDSE’s clients include executive managers from large scale, small and medium-sized enterprises, as well as professionals and employees in various fields.

Zhongdehui (Shenyang) Education Consulting Co., Limited (“SYZDH”) was established on December 29, 2020 and Zhongdehui (Guangzhou) Education Consulting Co., Limited (“GZZDH”) was established on December 28, 2020. SYZDH has taken over the business of ZDSE’s Shenyang branch and GZZDH has taken over the business of ZDSE’s Guangzhou branch. On February 26, 2021, ZDSE’s Shenzhen Branch established a wholly-owned subsidiary, Shenzhen Zhengxinhui Education Technology Co., Limited, which was sold to an unrelated third party on June 28, 2021. Zhongdehui (JiNan) Education Consulting Co., Limited (“JNZDH”) was established as of April 14, 2022, engaged in researching, developing and applying methods for helping individuals to improve their personal and professional leadership skills and effectiveness. ZDSE’s clients include executive managers from large scale, small and medium-sized enterprises, as well as professionals and employees in various fields.

Shenzhen Huahui Media Technology Co., Ltd. (“HHMT”) was established in August 25,2020. HHMT’s business includes cultural exchange event planning; conference planning; corporate image planning; marketing planning; exhibition planning; stage lighting, audio equipment, display equipment, and technology development and sales, leasing, and door-to-door integration of multimedia teaching systems installation, and on-site maintenance. HHMT has one wholly-owned subsidiary, Shenzhen Jiarui Media Co., Limited (“SJMC”), which was formed on June 4, 2021 under the laws of the PRC. SJMC’s principal business is essentially the same as that of HHMT, including cultural exchange event planning; conference planning; corporate image planning; marketing planning; exhibition planning; stage lighting, audio equipment, display equipment, and technology development and sales, leasing, and door-to-door integration of multimedia teaching systems installation, and on-site maintenance. In addition, Huahui (Shenzhen) Education Management Co., Limited (“HEMC”), which was established on March 28, 2017 and previously conducted only minor operations providing administrative services for the Company, commenced providing consulting services on November 1, 2020.

Huahui Jinming (Shenzhen) Education Technology Co., Limited (“JMET”) was incorporated in the PRC on July 8, 2020 as a wholly owned subsidiary of HSEC. JEMT started operation in June 2022, holding training courses for individuals and enterprises to improve their professional and management skills

Shandong Yuli Big Data Technology Co., Limited (“SDYL”) was incorporated in the PRC on December 14, 2021, and is an 80% owned subsidiary of HSEC. Twenty percent of SDYL’s shares are owned by SYDL’s Legal Representative, Xinwen Yang. SDYL’s business model of “HR Technology + Platform + Service” utilizes human resources (“HR”) technology to build a HR platform that will provide payroll, personnel recruitment, labor dispatch, flexible employment, fiscal and tax planning and legal HR consultation through a mobile app and SDYL’s website. SDYL started operation in May 2022.

As of June 30, 2022, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huahui Group Stock Limited (“HGSL”)	May 17, 2017	N/A	Seychelles	100%	Holding company
Huahui Group Co., Limited (“HGCL”)	May 29, 2017	N/A	Seychelles	100%	Holding company
Huahui Group (HK) Co., Limited (“HGHK”)	January 4, 2017	April 20, 2018	Hong Kong	100%	Holding company
Huahui (Shenzhen) Education Management Co., Limited (“HEMC”)	March 28, 2017	April 20, 2018	PRC	100%	Holding company
Shenzhen Huahui Shangxing Education Consulting Co., Limited (“HSEC”)	January 5, 2018	May 4, 2018	PRC	100%	Holding company
Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”)	January19, 2016	June 27, 2018	PRC	100%	Holding company
Huahui Technology (HK) Co., Limited (“HTHK”)	March 25, 2020	N/A	Hong Kong	100%	Holding company
Huahui (Shenzhen) Education Technology Co., Ltd (“HETC”)	July 8, 2020	N/A	PRC	100%	Holding company
Huahui Jinming (Shenzhen) Education Technology Co., Limited (“JMET”)	July 8, 2020	N/A	PRC	100%	Holding company
Shenzhen Huahui Media Technology Co., Ltd.(“HHMT”)	August 25, 2020	N/A	PRC	100%	Event planning and production; business planning
Zhongdehui (Guangzhou) Education Consulting Co., Limited (“GZZDH”)	December 28, 2020	N/A	PRC	100%	Educational services
Zhongdehui (Shenyang) Education Consulting Co., Limited (“SYZDH”)	December 29, 2020	N/A	PRC	100%	Educational services
Shenzhen Jiarui Media Co., Limited(SJMC)	June 4, 2021	N/A	PRC	100%	Conference and exhibition planning
Shangdong Yuli Big Data Technology Co., Limited (SDYL)	December 14, 2021	N/A	PRC	80%	Investment holding
Zhongdehui (JiNan) Education Consulting Co., Limited (“JNZDH”)	April 14, 2022	N/A	PRC	100%	Educational services